UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: January 31, 2009

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund, MFS New Endeavor Fund and MFS Strategic Value Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Emerging Markets Debt Fund

CONTACT INFORMATION BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

1/31/09

EMD-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

March 16, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Emerging Markets Bonds	91.5%
U.S. Treasury Securities	1.4%
High Yield Corporates	0.2%

Credit quality of bonds (r)
AAA	0.5%
AA	1.2%
A	4.7%
BBB	31.8%
BB	45.8%
B	12.0%
CC (o)	0.0%
Not Rated	4.0%

Portfolio facts
Average Duration (d)(i)	5.6
Average Life (i)(m)	9.6 yrs.
Average Maturity (i)(m)	10.9 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BB+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
Brazil	16.4%
Mexico	13.2%
Russia	11.3%
Turkey	8.7%
United States	8.5%
Philippines	8.1%
Venezuela	4.7%
Uruguay	3.6%
Panama	3.3%
Other Countries	22.2%

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 1/31/09.

Percentages are based on net assets as of 1/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

August 1, 2008 through January 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008 through January 31, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/08	Ending Account Value 1/31/09	Expenses Paid During Period (p) 8/01/08-1/31/09
A	Actual	1.34%	$1,000.00	$891.38	$6.39
	Hypothetical (h)	1.34%	$1,000.00	$1,018.45	$6.82
B	Actual	2.09%	$1,000.00	$887.80	$9.94
	Hypothetical (h)	2.09%	$1,000.00	$1,014.67	$10.61
C	Actual	2.09%	$1,000.00	$887.81	$9.94
	Hypothetical (h)	2.09%	$1,000.00	$1,014.67	$10.61
I	Actual	1.09%	$1,000.00	$892.39	$5.20
	Hypothetical (h)	1.09%	$1,000.00	$1,019.71	$5.55
W	Actual	1.19%	$1,000.00	$892.05	$5.68
	Hypothetical (h)	1.19%	$1,000.00	$1,019.21	$6.06
R1	Actual (i)	2.13%	$1,000.00	$1,091.22	$3.78
	Hypothetical (h)	2.13%	$1,000.00	$1,014.47	$10.82
R2	Actual (i)	1.63%	$1,000.00	$1,092.07	$2.90
	Hypothetical (h)	1.63%	$1,000.00	$1,016.99	$8.29
R3	Actual (i)	1.38%	$1,000.00	$1,091.85	$2.45
	Hypothetical (h)	1.38%	$1,000.00	$1,018.25	$7.02
R4	Actual (i)	1.13%	$1,000.00	$1,092.28	$2.01
	Hypothetical (h)	1.13%	$1,000.00	$1,019.51	$5.75

(h)	5% class return per year before expenses.
(i)	For the period of the class inception, 12/01/08 through the stated period end.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

1/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 90.4%
Issuer	Shares/Par	Value ($)

Foreign Bonds - 89.7%
Argentina - 2.1%
Republic of Argentina, 7%, 2011	$ 7,592,245	$3,640,481
Republic of Argentina, 8.28%, 2033	3,488,769	1,194,903
Republic of Argentina, 1.33%, 2038	1,249,000	281,025
Republic of Argentina, FRN, 3.127%, 2012	3,884,400	2,256,513

		$7,372,922
Brazil - 16.3%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$ 3,944,000	$3,589,040
Centrais Eletricas Brasileiras S.A., 7.75%, 2015 (n)	261,000	266,220
Centrais Eletricas Brasileiras S.A., 7.75%, 2015	3,432,000	3,500,640
Federative Republic of Brazil, 10%, 2012	BRL 4,293,000	1,761,076
Federative Republic of Brazil, 6%, 2017	$15,642,000	15,485,580
Federative Republic of Brazil, 8%, 2018	8,462,000	9,079,726
Federative Republic of Brazil, 5.875%, 2019	2,389,000	2,281,495
Federative Republic of Brazil, 8.875%, 2019	882,000	1,029,735
Federative Republic of Brazil, 8.875%, 2024	523,000	611,910
Federative Republic of Brazil, 8.25%, 2034	2,701,000	3,045,377
Federative Republic of Brazil, 7.125%, 2037	743,000	763,432
Federative Republic of Brazil, 11%, 2040	5,015,000	6,258,720
Global Village Telecom Finance LLC, 12%, 2011	676,000	672,620
Independencia International, 9.875%, 2015 (n)	569,000	358,470
ISA Capital do Brasil S.A., 7.875%, 2012	994,000	974,120
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL 1,390,000	570,206
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL 1,874,000	768,753
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL 1,672,000	685,888
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL 2,645,000	1,085,033
Nota do Tesouro Nacional, 10%, 2010	BRL 3,116,000	1,329,160
Nota do Tesouro Nacional, 10%, 2014	BRL 5,280,000	2,052,600

		$56,169,801

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Chile - 2.4%
Corporacion Nacional del Cobre de Chile, 5.5%, 2013	$ 2,433,000	$2,387,298
Corporacion Nacional del Cobre de Chile, 4.75%, 2014	2,000,000	1,852,254
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	535,000	495,478
Corporacion Nacional del Cobre de Chile, 7.5%, 2019 (z)	1,009,000	1,017,788
Corporacion Nacional del Cobre de Chile, 6.15%, 2036	1,560,000	1,160,309
HQI Transelec Chile S.A., 7.875%, 2011	1,452,000	1,447,451

		$8,360,578
China - 1.2%
Citic Resources Holdings Ltd., 6.75%, 2014	$ 2,583,000	$1,808,100
Export Import Bank of China, 5.25%, 2014	1,120,000	1,161,466
Export Import Bank of China, 4.875%, 2015	1,056,000	1,058,456

		$4,028,022
Colombia - 3.2%
EEB International Ltd., 8.75%, 2014 (n)	$457,000	$438,720
Republic of Colombia, 7.375%, 2017	3,697,000	3,733,970
Republic of Colombia, 9.85%, 2027	COP370,000,000	625,775
Republic of Colombia, 7.375%, 2037	$3,911,000	3,568,788
Republic of Columbia, 7.375%, 2019	2,462,000	2,437,380
TGI International Ltd., 9.5%, 2017 (n)	349,000	332,423

		$11,137,056
Ecuador - 0.0%
Republic of Ecuador, 9.375%, 2015 (d)	$ 241,000	$95,195

El Salvador - 0.7%
Republic of El Salvador, 7.75%, 2023	$ 1,100,000	$1,052,700
Republic of El Salvador, 8.25%, 2032	324,000	254,340
Republic of El Salvador, 7.65%, 2035 (n)	561,000	426,360
Republic of El Salvador, 7.65%, 2035	878,000	667,280

		$2,400,680
Guatemala - 0.2%
Republic of Guatemala, 9.25%, 2013	$ 521,000	$534,025

Hungary - 0.3%
Republic of Hungary, 8%, 2015	HUF185,000,000	$729,066
Republic of Hungary, 6.75%, 2017	HUF 75,000,000	270,074

		$999,140

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Indonesia - 2.9%
Majapahit Holding B.V., 7.25%, 2011	$1,938,000	$1,516,861
Majapahit Holding B.V., 7.75%, 2016 (n)	962,000	625,300
Majapahit Holding B.V., 7.75%, 2016	695,000	451,750
Republic of Indonesia, 6.875%, 2018	8,261,000	6,443,580
Republic of Indonesia, 6.875%, 2018 (n)	1,208,000	942,240

		$9,979,731
Iraq - 0.1%
Republic of Iraq, 5.8%, 2028	$994,000	$437,360

Kazakhstan - 1.0%
Intergas Finance B.V., 6.875%, 2011	$702,000	$554,580
Intergas Finance B.V., 6.875%, 2011 (n)	681,000	537,990
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	2,108,000	1,707,480
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	1,081,000	778,320

		$3,578,370
Malaysia - 1.8%
Petroliam Nasional Berhad, 7.75%, 2015	$137,000	$153,704
Petronas Capital Ltd., 7%, 2012	577,000	609,557
Petronas Capital Ltd., 7.875%, 2022	5,223,000	5,569,635

		$6,332,896
Mexico - 13.0%
Axtel S.A. de C.V., 11%, 2013	$749,000	$621,670
Pemex Project Funding Master Trust, 5.75%, 2018	16,844,000	14,317,400
Pemex Project Funding Master Trust, 6.625%, 2035	10,867,000	8,624,127
Pemex Project Funding Master Trust, FRN, 3.296%, 2010	808,000	783,760
Pemex Project Funding Master Trust, FRN, 2.82%, 2012	3,140,000	2,684,700
Petroleos Mexicanos, 8%, 2019 (n)	1,722,000	1,717,695
United Mexican States, 5.625%, 2017	12,824,000	12,464,928
United Mexican States, 5.95%, 2019	1,798,000	1,749,454
United Mexican States, 6.75%, 2034	632,000	595,660
United Mexican States, 6.05%, 2040	1,358,000	1,157,695

		$44,717,089
Panama - 3.2%
Newland International Properties Corp., 9.5%, 2014 (n)	$1,100,000	$462,000
Panama Canal Railway Co., 7%, 2026 (n)	1,264,000	695,200
Republic of Panama, 7.25%, 2015	4,390,000	4,554,625
Republic of Panama, 9.375%, 2029	4,748,000	5,329,630

		$11,041,455

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Peru - 2.6%
IIRSA Norte Finance Ltd., 8.75%, 2024	$116,769	$84,074
IIRSA Norte Finance Ltd., 8.75%, 2024 (n)	1,390,720	1,001,318
Republic of Peru, 8.375%, 2016	4,748,000	5,234,670
Republic of Peru, 6.55%, 2037	2,698,000	2,401,220
Southern Copper Corp., 7.5%, 2035	368,000	252,796

		$8,974,078
Philippines - 8.1%
National Power Corp., 6.875%, 2016 (n)	$377,000	$327,990
National Power Corp., 6.875%, 2016	555,000	482,850
National Power Corp., 8.4%, 2016	536,000	509,200
National Power Corp., FRN, 6.403%, 2011	2,866,000	2,629,222
Philippines Long Distance Telephone Co., 11.375%, 2012	983,000	1,061,640
Republic of Philippines, 8%, 2016	6,050,000	6,292,000
Republic of Philippines, 9.375%, 2017	5,849,000	6,477,767
Republic of Philippines, 9.875%, 2019	1,606,000	1,818,795
Republic of Philippines, 8.375%, 2019	5,783,000	5,985,405
Republic of Philippines, 7.5%, 2024	1,728,000	1,658,880
Republic of Philippines, 10.625%, 2025	488,000	591,700

		$27,835,449
Qatar - 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020	$1,043,000	$776,201

Russia - 11.0%
Alrosa Finance S.A., 8.875%, 2014	$1,962,000	$1,368,495
Evraz Group S.A., 8.875%, 2013	1,116,000	691,920
Gazprom International S.A., 7.201%, 2020	3,935,568	3,227,166
RSHB Capital S.A., 7.125%, 2014 (n)	692,000	525,920
Russian Federation, 7.5%, 2030	29,991,707	27,739,030
SB Capital S.A., 5.93%, 2011	1,845,000	1,703,710
Steel Capital S.A., 9.75%, 2013 (n)	1,237,000	742,200
TransCapitalInvest Ltd., 5.67%, 2014	1,815,000	1,360,887
Vimpel-Communications, 8.375%, 2013 (n)	761,000	555,530

		$37,914,858
Serbia - 0.2%
Republic of Serbia, 3.75% to 2009, 6.75% to 2024	$901,000	$630,700

South Africa - 0.5%
Republic of South Africa, 7.375%, 2012	$820,000	$844,272
Republic of South Africa, 6.5%, 2014	1,001,000	980,980

		$1,825,252

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
South Korea - 1.2%
Export-Import Bank Of Korea, 8.125%, 2014	$ 1,657,000	$1,671,167
Korea Development Bank, 8%, 2014	1,718,000	1,706,730
Korea Southern Power Co. Ltd., 5.375%, 2013 (n)	700,000	630,242

		$4,008,139
Trinidad & Tobago - 0.5%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	$ 1,245,000	$979,442
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	697,000	548,330
Republic of Trinidad & Tobago, 9.75%, 2020	138,000	161,212

		$1,688,984
Turkey - 8.4%
Republic of Turkey, TIPS, 10%, 2012	TRY 1,750,247	$976,176
Republic of Turkey, 16%, 2012	TRY 2,656,106	1,617,182
Republic of Turkey, 7.25%, 2015	$ 8,097,000	8,016,030
Republic of Turkey, 6.75%, 2018	3,062,000	2,832,350
Republic of Turkey, 7%, 2019	2,088,000	1,973,160
Republic of Turkey, 7%, 2020	2,522,000	2,244,580
Republic of Turkey, 7.375%, 2025	9,495,000	8,450,550
Republic of Turkey, 8%, 2034	1,847,000	1,680,770
Republic of Turkey, 7.25%, 2038	1,394,000	1,181,415

		$28,972,213
Ukraine - 0.5%
Naftogaz Ukraine, 8.125%, 2009	$ 2,800,000	$1,638,000

United Arab Emirates - 0.1%
Taqa Abu Dhabi National Energy Co., 6.6%, 2013 (n)	$ 433,000	$425,409

Uruguay - 3.5%
Republic of Uruguay, 9.25%, 2017	$ 3,425,000	$3,562,000
Republic of Uruguay, 8%, 2022	7,646,728	6,977,639
Republic of Uruguay, 7.625%, 2036	1,919,000	1,578,378

		$12,118,017
Venezuela - 4.5%
Petroleos de Venezuela S.A., 5.25%, 2017	$11,078,200	$4,265,107
Republic of Venezuela, 10.75%, 2013	3,187,000	2,151,225
Republic of Venezuela, 8.5%, 2014	1,813,000	1,015,280
Republic of Venezuela, 5.75%, 2016	1,225,000	554,313
Republic of Venezuela, 7%, 2018	5,347,000	2,379,415

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Venezuela - continued
Republic of Venezuela, 9%, 2023	$8,904,000	$4,029,060
Republic of Venezuela, 7.65%, 2025	2,587,000	1,060,670

		$15,455,070
Total Foreign Bonds		$309,446,690

U.S. Bonds - 0.7%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	$390,000	$323,700
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.083%, 2015	416,000	295,360

		$619,060
U.S. Treasury Obligations - 0.5%
U.S. Treasury Notes, TIPS, 2%, 2016	$1,616,064	$1,605,963
Total U.S. Bonds		$2,225,023
Total Bonds (Identified Cost, $355,160,839)		$311,671,713

Money Market Funds (v) - 6.8%
MFS Institutional Money Market Portfolio, 0.44%, at Cost and Net Asset Value	23,586,571	$23,586,571

Collateral for Securities Loaned - 0.0%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	83,738	$83,738
Total Investments (Identified Cost, $378,831,148)		$335,342,022

Other Assets, Less Liabilities - 2.8%		9,558,441
Net Assets - 100.0%		$344,900,463

(d)	Non-income producing security – in default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,129,875, representing 5.3% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Corporacion Nacional del Cobre de Chile, 7.5%, 2019	1/20/09	$991,131	$1,017,788
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	7/13/06-7/20/06	757,408	768,753
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	8/31/06-9/05/06	711,378	685,888
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	8/11/06-8/17/06	1,120,026	1,085,033
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	9/21/06	577,264	570,206
Total Restricted Securities			$4,127,668
% of Net Assets			1.2%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
TIIE	Interbank Equilibrium Interest Rate
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
TRY	Turkish Lira

Derivative Contracts at 1/31/09

Futures contracts outstanding at 1/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Long)	21	$2,481,609	Mar-09	$65,387
U.S. Treasury Note 10 yr (Long)	6	736,031	Mar-09	31,573

				$96,960

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	BRL	11,564,809	2/27/09-7/08/09	$4,980,297	$4,890,424	$89,873
SELL	COP	1,528,109,235	2/17/09-2/26/09	675,799	625,018	50,781
SELL	EUR	500,000	2/19/09	667,450	640,043	27,407
SELL	HUF	69,622,500	2/27/09	320,693	298,106	22,587
SELL	MXN	11,678,931	2/17/09	832,093	810,512	21,581
SELL	PEN	4,008,347	2/09/09-2/17/09	1,267,600	1,256,911	10,689
SELL	TRY	2,455,495	2/09/09	1,548,374	1,490,688	57,686

						$280,604

Depreciation
SELL	BRL	4,532,624	2/25/09-6/22/09	$1,864,688	$1,914,163	$(49,475)
BUY	MXN	28,605,906	2/17/09	2,036,862	1,985,237	(51,625)
BUY	PEN	4,008,347	2/09/09-2/17/09	1,268,244	1,256,911	(11,333)
SELL	TRY	819,138	3/20/09	490,943	491,064	(121)

						$(112,554)

Swap Agreements at 1/31/09

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
7/13/18	MXN 12,700,000	Merrill Lynch Capital Services	9.4% (fixed rate)	TIIE (floating rate)	$79,617
8/06/18	MXN 13,000,000	Merrill Lynch Capital Services	9.1% (fixed rate)	TIIE (floating rate)	62,771
12/27/18	MXN 9,300,000	Merrill Lynch Capital Services	8.05% (fixed rate)	TIIE (floating rate)	(2,577)

					$139,811

At January 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $355,244,577)	$311,755,451
Underlying funds, at cost and value	23,586,571
Total investments, at value (identified cost, $378,831,148)		$335,342,022
Cash	107,613
Restricted cash	48,900
Receivable for forward foreign currency exchange contracts	280,604
Receivable for investments sold	5,619,653
Receivable for fund shares sold	6,299,673
Interest and dividends receivable	6,047,903
Swaps, at value	142,388
Other assets	5,647
Total assets		$353,894,403
Liabilities
Distributions payable	$277,936
Payable for forward foreign currency exchange contracts	112,554
Payable for daily variation margin on open futures contracts	2,742
Payable for investments purchased	6,932,027
Payable for fund shares reacquired	1,194,636
Swaps, at value	2,577
Collateral for securities loaned, at value	83,738
Payable to affiliates
Management fee	20,949
Shareholder servicing costs	210,189
Distribution and service fees	8,902
Administrative services fee	611
Payable for independent trustees’ compensation	1,558
Accrued expenses and other liabilities	145,521
Total liabilities		$8,993,940
Net assets		$344,900,463
Net assets consist of
Paid-in capital	$419,687,509
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(43,112,494)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(27,940,097)
Accumulated distributions in excess of net investment income	(3,734,455)
Net assets		$344,900,463
Shares of beneficial interest outstanding		30,055,879

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$274,755,237
Shares outstanding	23,949,965
Net asset value per share		$11.47
Offering price per share (100/95.25 × net asset value per share)		$12.04
Class B shares
Net assets	$14,240,162
Shares outstanding	1,236,985
Net asset value and offering price per share		$11.51
Class C shares
Net assets	$24,793,733
Shares outstanding	2,154,348
Net asset value and offering price per share		$11.51
Class I shares
Net assets	$25,377,834
Shares outstanding	2,214,811
Net asset value, offering price, and redemption price per share		$11.46
Class W shares
Net assets	$5,296,770
Shares outstanding	461,776
Net asset value, offering price, and redemption price per share		$11.47
Class R1 shares
Net assets	$109,080
Shares outstanding	9,472
Net asset value, offering price, and redemption price per share		$11.52
Class R2 shares
Net assets	$109,170
Shares outstanding	9,480
Net asset value, offering price, and redemption price per share		$11.52
Class R3 shares
Net assets	$109,216
Shares outstanding	9,519
Net asset value, offering price, and redemption price per share		$11.47
Class R4 shares
Net assets	$109,261
Shares outstanding	9,523
Net asset value, offering price, and redemption price per share		$11.47

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$13,718,551
Dividends from underlying funds	4,325
Total investment income		$13,722,876
Expenses
Management fee	$1,350,915
Distribution and service fees	739,452
Shareholder servicing costs	253,086
Administrative services fee	37,036
Independent trustees’ compensation	6,102
Custodian fee	114,390
Shareholder communications	109,714
Auditing fees	28,002
Legal fees	5,751
Miscellaneous	60,909
Total expenses		$2,705,357
Fees paid indirectly	(4,450)
Reduction of expenses by investment adviser and distributor	(152,323)
Net expenses		$2,548,584
Net investment income		$11,174,292
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(25,924,311)
Written option transactions	240,590
Futures contracts	1,436,822
Swap transactions	261,242
Foreign currency transactions	2,885,367
Net realized gain (loss) on investments and foreign currency transactions		$(21,100,290)
Change in unrealized appreciation (depreciation)
Investments	$(38,997,013)
Written options	(24,395)
Futures contracts	(214,712)
Swap transactions	(48,592)
Translation of assets and liabilities in foreign currencies	428,798
Net unrealized gain (loss) on investments and foreign currency translation		$(38,855,914)
Net realized and unrealized gain (loss) on investments and foreign currency		$(59,956,204)
Change in net assets from operations		$(48,781,912)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/09 (unaudited)	Year ended 7/31/08
From operations
Net investment income	$11,174,292	$23,490,948
Net realized gain (loss) on investments and foreign currency transactions	(21,100,290)	(2,207,317)
Net unrealized gain (loss) on investments and foreign currency translation	(38,855,914)	(434,477)
Change in net assets from operations	$(48,781,912)	$20,849,154
Distributions declared to shareholders
From net investment income
Class A	$(12,408,477)	$(21,708,571)
Class B	(589,909)	(1,171,427)
Class C	(945,037)	(1,500,680)
Class I	(444,239)	(576,006)
Class W	(244,418)	(354,815)
Class R1	(1,155)	—
Class R2	(1,241)	—
Class R3	(1,283)	—
Class R4	(1,326)	—
From net realized gain on investments
Class A	—	(5,121,426)
Class B	—	(328,108)
Class C	—	(392,189)
Class I	—	(123,019)
Class W	—	(77,170)
Total distributions declared to shareholders	$(14,637,085)	$(31,353,411)
Change in net assets from fund share transactions	$(22,235,079)	$60,021,622
Total change in net assets	$(85,654,076)	$49,517,365
Net assets
At beginning of period	430,554,539	381,037,174
At end of period (including accumulated distributions in excess of net investment income of $3,734,455 and $271,662, respectively)	$344,900,463	$430,554,539

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/09 (unaudited)		Years ended 7/31
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.43		$13.75	$13.67	$13.90	$12.43	$12.14
Income (loss) from investment operations
Net investment income (d)	$0.37		$0.80	$0.86	$0.72	$0.83	$0.80
Net realized and unrealized gain (loss) on investments and foreign currency	(1.84)		(0.05)	0.30	0.31	1.76	0.77
Total from investment operations	$(1.47)		$0.75	$1.16	$1.03	$2.59	$1.57
Less distributions declared to shareholders
From net investment income	$(0.49)		$(0.86)	$(0.89)	$(0.81)	$(0.81)	$(0.80)
From net realized gain on investments	—		(0.21)	(0.19)	(0.45)	(0.31)	(0.48)
Total distributions declared to shareholders	$(0.49)		$(1.07)	$(1.08)	$(1.26)	$(1.12)	$(1.28)
Net asset value, end of period	$11.47		$13.43	$13.75	$13.67	$13.90	$12.43
Total return (%) (r)(s)(t)	(10.86	)(n)	5.48	8.56	7.70	21.53	13.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.40	1.43	1.55	1.71	1.91
Expenses after expense reductions (f)	1.34	(a)	1.30	1.33	1.40	1.40	1.41
Net investment income	6.27	(a)	5.78	6.14	5.25	6.28	6.37
Portfolio turnover	43		112	125	156	193	228
Net assets at end of period (000 Omitted)	$274,755		$364,037	$318,682	$155,137	$82,456	$23,690

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/09 (unaudited)		Years ended 7/31
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.48		$13.81	$13.71	$13.94	$12.45	$12.17
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.70	$0.77	$0.63	$0.73	$0.72
Net realized and unrealized gain (loss) on investments and foreign currency	(1.85)		(0.06)	0.31	0.29	1.78	0.74
Total from investment operations	$(1.52)		$0.64	$1.08	$0.92	$2.51	$1.46
Less distributions declared to shareholders
From net investment income	$(0.45)		$(0.76)	$(0.79)	$(0.70)	$(0.71)	$(0.70)
From net realized gain on investments	—		(0.21)	(0.19)	(0.45)	(0.31)	(0.48)
Total distributions declared to shareholders	$(0.45)		$(0.97)	$(0.98)	$(1.15)	$(1.02)	$(1.18)
Net asset value, end of period	$11.51		$13.48	$13.81	$13.71	$13.94	$12.45
Total return (%) (r)(s)(t)	(11.22	)(n)	4.62	7.90	6.90	20.79	12.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	(a)	2.05	2.08	2.20	2.37	2.56
Expenses after expense reductions (f)	2.09	(a)	2.05	2.08	2.15	2.16	2.16
Net investment income	5.54	(a)	5.07	5.44	4.54	5.51	5.63
Portfolio turnover	43		112	125	156	193	228
Net assets at end of period (000 Omitted)	$14,240		$19,042	$22,775	$20,511	$16,623	$8,680

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/09 (unaudited)		Years ended 7/31
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.48		$13.80	$13.72	$13.95	$12.47	$12.17
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.69	$0.75	$0.62	$0.73	$0.71
Net realized and unrealized gain (loss) on investments and foreign currency	(1.85)		(0.04)	0.31	0.30	1.77	0.77
Total from investment operations	$(1.52)		$0.65	$1.06	$0.92	$2.50	$1.48
Less distributions declared to shareholders
From net investment income	$(0.45)		$(0.76)	$(0.79)	$(0.70)	$(0.71)	$(0.70)
From net realized gain on investments	—		(0.21)	(0.19)	(0.45)	(0.31)	(0.48)
Total distributions declared to shareholders	$(0.45)		$(0.97)	$(0.98)	$(1.15)	$(1.02)	$(1.18)
Net asset value, end of period	$11.51		$13.48	$13.80	$13.72	$13.95	$12.47
Total return (%) (r)(s)(t)	(11.22	)(n)	4.70	7.75	6.89	20.68	12.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	(a)	2.05	2.08	2.19	2.36	2.56
Expenses after expense reductions (f)	2.09	(a)	2.05	2.08	2.15	2.15	2.16
Net investment income	5.54	(a)	5.03	5.35	4.47	5.50	5.67
Portfolio turnover	43		112	125	156	193	228
Net assets at end of period (000 Omitted)	$24,794		$29,499	$27,060	$21,254	$10,247	$4,235

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/09 (unaudited)		Years ended 7/31
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.42		$13.75	$13.65	$13.88	$12.41	$12.12
Income (loss) from investment operations
Net investment income (d)	$0.39		$0.82	$0.92	$0.76	$0.86	$0.83
Net realized and unrealized gain (loss) on investments and foreign currency	(1.84)		(0.05)	0.29	0.30	1.76	0.77
Total from investment operations	$(1.45)		$0.77	$1.21	$1.06	$2.62	$1.60
Less distributions declared to shareholders
From net investment income	$(0.51)		$(0.89)	$(0.92)	$(0.84)	$(0.84)	$(0.83)
From net realized gain on investments	—		(0.21)	(0.19)	(0.45)	(0.31)	(0.48)
Total distributions declared to shareholders	$(0.51)		$(1.10)	$(1.11)	$(1.29)	$(1.15)	$(1.31)
Net asset value, end of period	$11.46		$13.42	$13.75	$13.65	$13.88	$12.41
Total return (%) (r)(s)	(10.76	)(n)	5.66	8.99	7.97	21.86	13.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.06	1.08	1.19	1.37	1.56
Expenses after expense reductions (f)	1.09	(a)	1.06	1.08	1.15	1.16	1.16
Net investment income	6.51	(a)	6.02	6.41	5.56	6.46	6.62
Portfolio turnover	43		112	125	156	193	228
Net assets at end of period (000 Omitted)	$25,378		$11,038	$8,518	$5,894	$5,295	$3,749

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/09 (unaudited)		Years ended 7/31
Class W			2008	2007	2006 (i)

Net asset value, beginning of period	$13.43		$13.74	$13.67	$13.72
Income (loss) from investment operations
Net investment income (d)	$0.38		$0.81	$0.87	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(1.84)		(0.03)	0.30	(0.02	)(g)
Total from investment operations	$(1.46)		$0.78	$1.17	$0.14
Less distributions declared to shareholders
From net investment income	$(0.50)		$(0.88)	$(0.91)	$(0.19)
From net realized gain on investments	—		(0.21)	(0.19)	—
Total distributions declared to shareholders	$(0.50)		$(1.09)	$(1.10)	$(0.19)
Net asset value, end of period	$11.47		$13.43	$13.74	$13.67
Total return (%) (r)(s)	(10.79	)(n)	5.71	8.64	1.07	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.16	1.18	1.29	(a)
Expenses after expense reductions (f)	1.19	(a)	1.16	1.18	1.25	(a)
Net investment income	6.45	(a)	5.87	6.04	4.72	(a)
Portfolio turnover	43		112	125	156
Net assets at end of period (000 Omitted)	$5,297		$6,938	$4,002	$101

See Notes to Financial Statements

Financial Highlights – continued

Class R1	Six months ended 1/31/09 (i)
Net asset value, beginning of period	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.86	(g)
Total from investment operations	$0.97
Less distributions declared to shareholders
From net investment income	$(0.12)
Net asset value, end of period	$11.52
Total return (%) (r)(s)	9.12	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.13	(a)
Expenses after expense reductions (f)	2.13	(a)
Net investment income	5.84	(a)
Portfolio turnover	43
Net assets at end of period (000 Omitted)	$109

Class R2	Six months ended 1/31/09 (i)
Net asset value, beginning of period	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.86	(g)
Total from investment operations	$0.98
Less distributions declared to shareholders
From net investment income	$(0.13)
Net asset value, end of period	$11.52
Total return (%) (r)(s)	9.21	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)
Expenses after expense reductions (f)	1.63	(a)
Net investment income	6.35	(a)
Portfolio turnover	43
Net assets at end of period (000 Omitted)	$109

See Notes to Financial Statements

Financial Highlights – continued

Class R3 (formerly Class R4)	Six months ended 1/31/09 (i)
Net asset value, beginning of period	$10.63
Income (loss) from investment operations
Net investment income (d)	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.85	(g)
Total from investment operations	$0.98
Less distributions declared to shareholders
From net investment income	$(0.14)
Net asset value, end of period	$11.47
Total return (%) (r)(s)	9.19	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)
Expenses after expense reductions (f)	1.38	(a)
Net investment income	6.59	(a)
Portfolio turnover	43
Net assets at end of period (000 Omitted)	$109

Class R4	Six months ended 1/31/09 (i)
Net asset value, beginning of period	$10.63
Income (loss) from investment operations
Net investment income (d)	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.85	(g)
Total from investment operations	$0.98
Less distributions declared to shareholders
From net investment income	$(0.14)
Net asset value, end of period	$11.47
Total return (%) (r)(s)	9.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)
Expenses after expense reductions (f)	1.13	(a)
Net investment income	6.84	(a)
Portfolio turnover	43
Net assets at end of period (000 Omitted)	$109

See Notes to Financial Statements

Financial Highlights – continued

Any redemption fees changed by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, May 1, 2006 (Class W) and December 1, 2008, (Classes R1, R2, R3 and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Emerging Markets Debt Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by a third party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker dealer/bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts

Notes to Financial Statements (unaudited) – continued

are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments. There can be no assurance that the fund could obtain the fair

Notes to Financial Statements (unaudited) – continued

value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$23,670,309	$311,671,713	$—	$335,342,022
Other Financial Instruments	$96,960	$307,861	$—	$404,821

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include written options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and

Notes to Financial Statements (unaudited) – continued

financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

Written Options – The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these contracts.

Written Option Transactions

	Number of Contracts	Premiums Received
Outstanding, beginning of period	6,909,690	$24,395
Options written	14,117,925	216,195
Options expired	(21,027,615)	(240,590)
Outstanding, end of period	—	—

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized

Notes to Financial Statements (unaudited) – continued

gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the

Notes to Financial Statements (unaudited) – continued

agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties and collateral, in the form of cash or securities, may be required to be posted by the counterparty to the fund and held in segregated accounts with the fund’s custodian. Counterparty risk is further mitigated by having ISDA Master Agreements between the fund and its counterparties providing for netting as described above.

The fund may enter into an interest rate swap in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to amortization and accretion

Notes to Financial Statements (unaudited) – continued

of debt securities, wash sale loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/08
Ordinary income (including any short-term capital gains)	$28,374,590
Long-term capital gain	2,978,821
Total distributions	$31,353,411

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/09
Cost of investments	$380,783,866
Gross appreciation	935,168
Gross depreciation	(46,377,012)
Net unrealized appreciation (depreciation)	$(45,441,844)

As of 7/31/08
Undistributed ordinary income	$1,803,845
Post-October capital loss deferral	(4,788,508)
Other temporary differences	(2,151,850)
Net unrealized appreciation (depreciation)	(6,231,536)

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and services fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the six months ended January 31, 2009 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2009. For the six months ended January 31, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $14,278 for the six months ended January 31, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.25%	$530,295
Class B	0.75%	0.25%	1.00%	1.00%	79,060
Class C	0.75%	0.25%	1.00%	1.00%	126,858
Class W	0.10%	—	0.10%	0.10%	2,923
Class R1 (i)	0.75%	0.25%	1.00%	1.00%	181
Class R2 (i)	0.25%	0.25%	0.50%	0.50%	90
Class R3 (i)	—	0.25%	0.25%	0.25%	45
Total Distribution and Service Fees					$739,452

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2009 based on each class’ average daily net assets. 0.10% of the Class A distribution fee is currently being waived under a written waiver arrangement. For the six months ended January 31, 2009, this waiver amounted to $151,513 and is reflected as a reduction of total expenses in the Statement of Operations. Effective March 1, 2009, the 0.10% Class A annual distribution fee will be eliminated.
(i)	For the period from the class’ inception, December 1, 2008, (Classes R1, R2, and R3) through the stated period end.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2009, were as follows:

Amount
Class A	$10
Class B	25,839
Class C	4,291

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2009, the fee was $79,605, which equated to 0.0442% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $173,481.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended January 31, 2009 was equivalent to an annual effective rate of 0.0205% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,456 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $810, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,576,106	$0
Investments (non-U.S. Government securities)	$142,584,526	$173,515,826

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/09 (i)		Year ended 7/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,178,048	$60,186,959	10,779,634	$148,692,090
Class B	113,351	1,369,354	307,811	4,257,139
Class C	375,720	4,436,253	812,024	11,232,979
Class I	1,671,736	18,693,452	603,132	8,422,545
Class W	73,307	877,150	317,125	4,382,872
Class R1	9,372	100,000
Class R2	9,372	100,000
Class R3	9,407	100,000
Class R4	9,407	100,000
	7,449,720	$85,963,168	12,819,726	$176,987,625
Shares issued to shareholders in reinvestment of distributions
Class A	971,732	$11,141,916	1,784,762	$24,626,022
Class B	41,364	474,390	81,706	1,132,045
Class C	51,587	591,977	80,599	1,115,222
Class I	23,540	269,368	37,123	511,436
Class W	19,230	219,998	26,435	364,088
Class R1	100	1,155
Class R2	108	1,241
Class R3	112	1,283
Class R4	116	1,326
	1,107,889	$12,702,654	2,010,625	$27,748,813
Shares reacquired
Class A	(9,296,103)	$(106,546,148)	(8,640,700)	$(119,068,438)
Class B	(330,291)	(3,812,962)	(626,621)	(8,659,051)
Class C	(461,707)	(5,258,414)	(664,575)	(9,185,167)
Class I	(302,908)	(3,581,694)	(437,519)	(6,168,208)
Class W	(147,323)	(1,701,683)	(118,194)	(1,633,952)
	(10,538,332)	$(120,900,901)	(10,487,609)	$(144,714,816)

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/09 (i)		Year ended 7/31/08
	Shares	Amount	Shares	Amount
Net change
Class A	(3,146,323)	$(35,217,273)	3,923,696	$54,249,674
Class B	(175,576)	(1,969,218)	(237,104)	(3,269,867)
Class C	(34,400)	(230,184)	228,048	3,163,034
Class I	1,392,368	15,381,126	202,736	2,765,773
Class W	(54,786)	(604,535)	225,366	3,113,008
Class R1	9,472	101,155
Class R2	9,480	101,241
Class R3	9,519	101,283
Class R4	9,523	101,326
	(1,980,723)	$(22,235,079)	4,342,742	$60,021,622

(i)	For the period from the class’ inception, December 1, 2008, (Classes R1, R2, R3 and R4) through the stated period end.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to the fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended January 31, 2009, the fund’s commitment fee and interest expense were $995 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	29,241,847	(5,655,276)	23,586,571

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,325	$23,586,571

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® New Endeavor Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

1/31/09

NEF-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

March 16, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Viewpoint Financial Group	2.2%
Employers Holdings, Inc.	1.7%
Allied World Assurance Co. Holdings Ltd.	1.5%
AMETEK, Inc.	1.5%
O’Reilly Automotive, Inc.	1.5%
Republic Services, Inc.	1.5%
Mack-Cali Realty Corp., REIT	1.5%
Aspen Insurance Holdings Ltd.	1.4%
Stanley Works	1.3%
Capella Education Co.	1.3%

Equity sectors
Financial Services	18.8%
Technology	15.9%
Health Care	13.9%
Industrial Goods & Services	9.7%
Retailing	7.9%
Utilities & Communications	6.4%
Special Products & Services	5.2%
Energy	4.8%
Autos & Housing	4.2%
Basic Materials	3.9%
Consumer Staples	3.0%
Leisure	2.8%
Transportation	2.2%

Percentages are based on net assets as of 1/31/09.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

August 1, 2008 through January 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008 through January 31, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/08	Ending Account Value 1/31/09	Expenses Paid During Period (p) 8/01/08-1/31/09
A	Actual	1.40%	$1,000.00	$586.10	$5.60
	Hypothetical (h)	1.40%	$1,000.00	$1,018.15	$7.12
B	Actual	2.05%	$1,000.00	$584.62	$8.19
	Hypothetical (h)	2.05%	$1,000.00	$1,014.87	$10.41
C	Actual	2.05%	$1,000.00	$584.62	$8.19
	Hypothetical (h)	2.05%	$1,000.00	$1,014.87	$10.41
I	Actual	1.05%	$1,000.00	$587.35	$4.20
	Hypothetical (h)	1.05%	$1,000.00	$1,019.91	$5.35
R1	Actual	2.05%	$1,000.00	$583.89	$8.18
	Hypothetical (h)	2.05%	$1,000.00	$1,014.87	$10.41
R2	Actual	1.55%	$1,000.00	$585.73	$6.20
	Hypothetical (h)	1.55%	$1,000.00	$1,017.39	$7.88
R3	Actual	1.30%	$1,000.00	$586.28	$5.20
	Hypothetical (h)	1.30%	$1,000.00	$1,018.65	$6.61
R4	Actual	1.05%	$1,000.00	$587.69	$4.20
	Hypothetical (h)	1.05%	$1,000.00	$1,019.91	$5.35

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.30% for Class A shares. The actual expenses paid during the period would have been approximately $5.20 and the hypothetical expenses paid during the period would have been approximately $6.61. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

1/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.7%
Issuer	Shares/Par	Value ($)

Aerospace - 0.5%
Precision Castparts Corp.	5,250	$340,988

Biotechnology - 0.9%
Affymetrix, Inc. (a)	110,260	$350,627
Repligen Corp. (a)	57,150	233,744

		$584,371
Brokerage & Asset Managers - 2.1%
Affiliated Managers Group, Inc. (a)	16,774	$674,147
GFI Group, Inc.	71,040	223,066
KKR Private Equity Investors LP, IEU (a)	48,513	113,520
MarketAxess Holdings, Inc. (a)	46,030	355,352

		$1,366,085
Business Services - 1.8%
Amdocs Ltd. (a)	39,590	$669,863
Western Union Co.	34,380	469,631

		$1,139,494
Chemicals - 1.3%
Celanese Corp.	35,340	$376,371
Ecolab, Inc.	13,090	444,536

		$820,907
Computer Software - 4.3%
Citrix Systems, Inc. (a)	23,980	$504,539
MicroStrategy, Inc., “A” (a)	18,620	720,594
MSC.Software Corp. (a)	70,675	411,329
Parametric Technology Corp. (a)	55,910	503,190
VeriSign, Inc. (a)	32,990	637,037

		$2,776,689
Computer Software - Systems - 1.7%
Avnet, Inc. (a)	15,480	$306,814
Solera Holdings, Inc. (a)	32,370	779,793

		$1,086,607

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 4.2%
Lennox International, Inc.	26,280	$738,731
Pulte Homes, Inc.	36,720	372,708
Sherwin-Williams Co.	15,240	727,710
Stanley Works	27,120	847,771

		$2,686,920
Consumer Goods & Services - 3.6%
Capella Education Co. (a)	14,910	$824,970
DeVry, Inc.	10,010	536,336
Kimberly-Clark de Mexico S.A. de C.V., “A”	45,610	147,300
New Oriental Education & Technology Group, Inc., ADR (a)	11,780	563,555
Sotheby’s	31,090	270,172

		$2,342,333
Containers - 1.1%
Crown Holdings, Inc. (a)	37,400	$701,250

Electrical Equipment - 4.2%
AMETEK, Inc.	30,730	$982,131
Mettler-Toledo International, Inc. (a)	9,710	646,492
Rockwell Automation, Inc.	15,600	406,224
W.W. Grainger, Inc.	9,290	677,706

		$2,712,553
Electronics - 6.2%
ARM Holdings PLC, ADR	158,460	$635,425
Atheros Communications, Inc. (a)	33,130	397,891
Flextronics International Ltd. (a)	161,542	421,625
Hittite Microwave Corp. (a)	29,730	761,683
Intersil Corp., “A”	34,030	316,819
Mellanox Technologies Ltd. (a)	31,900	275,935
Monolithic Power Systems, Inc. (a)	34,010	413,222
Silicon Laboratories, Inc. (a)	35,210	810,886

		$4,033,486
Energy - Independent - 2.0%
Arena Resources, Inc. (a)	12,960	$315,706
Continental Resources, Inc. (a)	6,100	126,087
EXCO Resources, Inc. (a)	26,800	271,752
Foundation Coal Holdings, Inc.	4,960	80,451
Plains Exploration & Production Co. (a)	3,010	63,571
St. Mary Land & Exploration Co.	22,150	428,603

		$1,286,170

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - 0.7%
Foster Wheeler Ltd. (a)	9,500	$189,715
North American Energy Partners, Inc. (a)	135,140	279,740

		$469,455
Food & Beverages - 2.8%
Hain Celestial Group, Inc. (a)	36,850	$560,857
J.M. Smucker Co.	16,230	732,785
Pepsi Bottling Group, Inc.	27,340	527,389

		$1,821,031
Gaming & Lodging - 0.8%
Pinnacle Entertainment, Inc. (a)	76,220	$516,772

General Merchandise - 0.5%
Stage Stores, Inc.	47,250	$337,838

Health Maintenance Organizations - 1.0%
eHealth, Inc. (a)	46,150	$637,793

Insurance - 5.9%
Allied World Assurance Co. Holdings Ltd.	26,060	$982,462
Aspen Insurance Holdings Ltd.	39,970	883,337
Employers Holdings, Inc.	79,040	1,070,202
Max Capital Group Ltd.	34,770	591,438
Protective Life Corp.	35,210	291,539

		$3,818,978
Internet - 1.4%
Omniture, Inc. (a)	62,590	$568,943
TechTarget, Inc. (a)	91,539	354,256

		$923,199
Machinery & Tools - 2.8%
Bucyrus International, Inc.	15,620	$242,110
GEA Group AG	41,740	482,598
Kennametal, Inc.	24,530	393,461
Roper Industries, Inc.	16,570	681,690

		$1,799,859
Medical & Health Technology & Services - 6.6%
Athena Health, Inc. (a)	10,210	$368,377
DaVita, Inc. (a)	9,540	448,380
Genoptix, Inc. (a)	11,100	376,290

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
IDEXX Laboratories, Inc. (a)	14,610	$479,208
IPC The Hospitalist Co., Inc. (a)	23,210	444,239
LCA-Vision, Inc.	65,420	164,858
Medassets, Inc. (a)	25,280	368,077
MWI Veterinary Supply, Inc. (a)	29,190	610,947
Patterson Cos., Inc. (a)	33,880	623,053
VCA Antech, Inc. (a)	18,910	355,886

		$4,239,315
Medical Equipment - 5.4%
ABIOMED, Inc. (a)	25,290	$341,162
Align Technology, Inc. (a)	46,200	364,056
AngioDynamics, Inc. (a)	30,240	411,264
Conceptus, Inc. (a)	31,290	449,324
Mindray Medical International Ltd., ADR	17,270	356,798
NxStage Medical, Inc. (a)	132,660	455,024
ResMed, Inc. (a)	13,890	554,211
Waters Corp. (a)	15,940	576,550

		$3,508,389
Natural Gas - Distribution - 3.9%
Atmos Energy Corp.	17,800	$436,990
Equitable Resources, Inc.	23,180	793,451
Piedmont Natural Gas Co., Inc.	26,990	699,311
Southern Union Co.	44,090	568,320

		$2,498,072
Network & Telecom - 1.3%
Ciena Corp. (a)	54,300	$338,832
NICE Systems Ltd., ADR (a)	26,450	507,576

		$846,408
Oil Services - 2.8%
Cal Dive International, Inc. (a)	28,240	$179,042
Dresser-Rand Group, Inc. (a)	14,520	282,850
Dril-Quip, Inc. (a)	8,470	207,515
Exterran Holdings, Inc. (a)	24,550	544,028
Helix Energy Solutions Group, Inc. (a)	34,960	180,044
Helmerich & Payne, Inc.	10,630	238,750
Natural Gas Services Group, Inc. (a)	16,680	142,614

		$1,774,843

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 6.0%
Center Financial Corp.	111,500	$535,200
City National Corp.	19,820	685,970
Encore Bancshares, Inc. (a)	8,369	37,744
Euro Dekania Ltd. (a)(z)	88,160	198,105
New York Community Bancorp, Inc.	34,670	459,378
TCF Financial Corp.	25,260	312,971
Viewpoint Financial Group	101,700	1,451,259
Washington Federal, Inc.	18,150	222,882

		$3,903,509
Personal Computers & Peripherals - 1.0%
Nuance Communications, Inc. (a)	67,580	$666,339

Pollution Control - 1.5%
Republic Services, Inc.	36,802	$951,700

Real Estate - 4.8%
American Capital Agency Corp., REIT	40,410	$807,392
Apartment Investment & Management, “A”, REIT	4,280	38,049
DiamondRock Hospitality Co., REIT	112,330	460,553
Kilroy Realty Corp., REIT	31,110	711,175
LaSalle Hotel Properties, REIT	18,440	153,605
Mack-Cali Realty Corp., REIT	46,370	942,238

		$3,113,012
Restaurants - 2.0%
P.F. Chang’s China Bistro, Inc. (a)	33,800	$599,274
Peet’s Coffee & Tea, Inc. (a)	21,110	428,955
Red Robin Gourmet Burgers, Inc. (a)	20,190	245,914

		$1,274,143
Specialty Chemicals - 1.5%
Airgas, Inc.	13,980	$493,634
Valspar Corp.	26,390	457,867

		$951,501
Specialty Stores - 7.4%
Abercrombie & Fitch Co., “A”	37,610	$671,339
AnnTaylor Stores Corp. (a)	50,100	246,492
Citi Trends, Inc. (a)	24,240	231,007
Dick’s Sporting Goods, Inc. (a)	41,950	461,870
J. Crew Group, Inc. (a)	38,930	389,300
O’Reilly Automotive, Inc. (a)	32,890	956,112
PetSmart, Inc.	42,750	802,418

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - continued
Tiffany & Co.	20,950	$434,713
Zumiez, Inc. (a)	83,880	599,742

		$4,792,993
Telecommunications - Wireless - 0.2%
Cellcom Israel Ltd.	6,290	$133,222

Trucking - 2.2%
J.B. Hunt Transport Services, Inc.	26,300	$585,701
Landstar System, Inc.	22,720	814,966

		$1,400,667
Utilities - Electric Power - 2.3%
CMS Energy Corp.	66,717	$783,925
Northeast Utilities	29,820	709,707

		$1,493,632
Total Common Stocks (Identified Cost, $89,480,873)		$63,750,523

Money Market Funds (v) - 1.5%
MFS Institutional Money Market Portfolio, 0.44%, at Cost and Net Asset Value	987,360	$987,360
Total Investments (Identified Cost, $90,468,233)		$64,737,883

Other Assets, Less Liabilities - (0.2)%		(111,396)
Net Assets - 100.0%		$64,626,487

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07	$1,158,069	$198,105
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $89,480,873)	$63,750,523
Underlying funds, at cost and value	987,360
Total investments, at value (identified cost, $90,468,233)		$64,737,883
Cash	47,298
Receivable for investments sold	1,859,947
Receivable for fund shares sold	33,737
Dividends receivable	20,479
Receivable from investment adviser	34,622
Other assets	2,053
Total assets		$66,736,019
Liabilities
Payable for investments purchased	$1,811,020
Payable for fund shares reacquired	111,924
Payable to affiliates
Management fee	4,134
Shareholder servicing costs	79,071
Distribution and service fees	3,063
Administrative services fee	171
Payable for independent trustees’ compensation	767
Accrued expenses and other liabilities	99,382
Total liabilities		$2,109,532
Net assets		$64,626,487
Net assets consist of
Paid-in capital	$131,304,275
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(25,730,227)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(41,201,260)
Undistributed net investment income	253,699
Net assets		$64,626,487
Shares of beneficial interest outstanding		11,680,007

11

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$38,451,086
Shares outstanding	6,809,832
Net asset value per share		$5.65
Offering price per share (100/94.25 × net asset value per share)		$5.99
Class B shares
Net assets	$11,634,408
Shares outstanding	2,188,471
Net asset value and offering price per share		$5.32
Class C shares
Net assets	$8,215,487
Shares outstanding	1,544,579
Net asset value and offering price per share		$5.32
Class I shares
Net assets	$1,157,410
Shares outstanding	198,006
Net asset value, offering price, and redemption price per share		$5.85
Class R1 shares
Net assets	$825,700
Shares outstanding	156,077
Net asset value, offering price, and redemption price per share		$5.29
Class R2 shares
Net assets	$2,923,867
Shares outstanding	531,777
Net asset value, offering price, and redemption price per share		$5.50
Class R3 shares
Net assets	$1,383,383
Shares outstanding	245,126
Net asset value, offering price, and redemption price per share		$5.64
Class R4 shares
Net assets	$35,146
Shares outstanding	6,139
Net asset value, offering price, and redemption price per share		$5.73

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$980,323
Interest	7,929
Dividends from underlying funds	204
Foreign taxes withheld	(1,018)
Total investment income		$987,438
Expenses
Management fee	$341,217
Distribution and service fees	255,200
Shareholder servicing costs	175,549
Administrative services fee	12,179
Independent trustees’ compensation	2,924
Custodian fee	23,437
Shareholder communications	26,679
Auditing fees	19,079
Legal fees	1,948
Registration fees	61,085
Miscellaneous	11,972
Total expenses		$931,269
Fees paid indirectly	(293)
Reduction of expenses by investment adviser	(197,237)
Net expenses		$733,739
Net investment income		$253,699
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investments transactions:
Non-affiliated issuers	$(35,071,234)
Foreign currency transactions	(3,398)
Net realized gain (loss) on investments and foreign currency transactions		$(35,074,632)
Change in unrealized appreciation (depreciation)
Investments	$(15,828,008)
Translation of assets and liabilities in foreign currencies	123
Net unrealized gain (loss) on investments and foreign currency translation		$(15,827,885)
Net realized and unrealized gain (loss) on investments and foreign currency		$(50,902,517)
Change in net assets from operations		$(50,648,818)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/09 (unaudited)	Year ended 7/31/08
From operations
Net investment income (loss)	$253,699	$(1,158,096)
Net realized gain (loss) on investments and foreign currency transactions	(35,074,632)	1,443,313
Net unrealized gain (loss) on investments and foreign currency translation	(15,827,885)	(12,834,296)
Change in net assets from operations	$(50,648,818)	$(12,549,079)
Distributions declared to shareholders
From net realized gain on investments
Class A	$—	$(22,185,996)
Class B	—	(7,294,107)
Class C	—	(4,605,166)
Class I	—	(485,333)
Class R (b)	—	(495,769)
Class R1	—	(293,821)
Former Class R2 (b)	—	(233,480)
Class R2	—	(849,727)
Class R3	—	(531,919)
Class R4	—	(13,277)
Total distributions declared to shareholders	$—	$(36,988,595)
Change in net assets from fund share transactions	$(9,038,945)	$(30,725,249)
Total change in net assets	$(59,687,763)	$(80,262,923)
Net assets
At beginning of period	124,314,250	204,577,173
At end of period (including undistributed net investment income of $253,699 and $0, respectively)	$64,626,487	$124,314,250

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/09 (unaudited)		Years ended 7/31
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.64		$13.17	$13.37	$13.86	$11.99	$10.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.06)	$(0.05)	$(0.11)	$(0.13)	$(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.02)		(0.73)	2.45	(0.22)	2.04	1.69
Total from investment operations	$(3.99)		$(0.79)	$2.40	$(0.33)	$1.91	$1.54
Less distributions declared to shareholders
From net realized gain on investments	$—		$(2.74)	$(2.60)	$(0.16)	$(0.04)	$(0.08)
Net asset value, end of period	$5.65		$9.64	$13.17	$13.37	$13.86	$11.99
Total return (%) (r)(s)(t)	(41.39	)(n)	(7.54)	19.27	(2.45)	15.92	14.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.49	1.47	1.47	1.44	1.45
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40	1.40	1.40	1.40
Net investment income (loss)	0.77	(a)	(0.51)	(0.36)	(0.78)	(1.00)	(1.18)
Portfolio turnover	71		106	137	139	88	93
Net assets at end of period (000 Omitted)	$38,451		$73,546	$124,432	$166,388	$200,067	$122,682

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 1/31/09 (unaudited)		Years ended 7/31
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.10		$12.66	$13.02	$13.58	$11.83	$10.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.12)	$(0.13)	$(0.19)	$(0.21)	$(0.23)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.78)		(0.70)	2.37	(0.21)	2.00	1.69
Total from investment operations	$(3.78)		$(0.82)	$2.24	$(0.40)	$1.79	$1.46
Less distributions declared to shareholders
From net realized gain on investments	$—		$(2.74)	$(2.60)	$(0.16)	$(0.04)	$(0.05)
Net asset value, end of period	$5.32		$9.10	$12.66	$13.02	$13.58	$11.83
Total return (%) (r)(s)(t)	(41.54	)(n)	(8.17)	18.47	(3.02)	15.12	13.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.48	(a)	2.14	2.12	2.12	2.09	2.10
Expenses after expense reductions (f)	2.05	(a)	2.05	2.05	2.05	2.05	2.05
Net investment income (loss)	0.11	(a)	(1.16)	(1.01)	(1.43)	(1.66)	(1.82)
Portfolio turnover	71		106	137	139	88	93
Net assets at end of period (000 Omitted)	$11,634		$23,647	$38,142	$49,920	$69,791	$64,612

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 1/31/09 (unaudited)		Years ended 7/31
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.10		$12.66	$13.02	$13.59	$11.83	$10.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.12)	$(0.13)	$(0.19)	$(0.21)	$(0.22)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.78)		(0.70)	2.37	(0.22)	2.01	1.67
Total from investment operations	$(3.78)		$(0.82)	$2.24	$(0.41)	$1.80	$1.45
Less distributions declared to shareholders
From net realized gain on investments	$—		$(2.74)	$(2.60)	$(0.16)	$(0.04)	$(0.04)
Net asset value, end of period	$5.32		$9.10	$12.66	$13.02	$13.59	$11.83
Total return (%) (r)(s)(t)	(41.54	)(n)	(8.17)	18.47	(3.09)	15.21	13.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.49	(a)	2.14	2.12	2.12	2.09	2.10
Expenses after expense reductions (f)	2.05	(a)	2.05	2.05	2.05	2.05	2.05
Net investment income (loss)	0.12	(a)	(1.16)	(1.01)	(1.43)	(1.66)	(1.83)
Portfolio turnover	71		106	137	139	88	93
Net assets at end of period (000 Omitted)	$8,215		$15,536	$24,370	$28,884	$40,546	$28,199

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 1/31/09 (unaudited)		Years ended 7/31
Class I			2008	2007		2006	2005	2004

Net asset value, beginning of period	$9.96		$13.47	$13.58		$14.03	$12.10	$10.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.02)	$(0.00	)(w)	$(0.06)	$(0.09)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.15)		(0.75)	2.49		(0.23)	2.06	1.71
Total from investment operations	$(4.11)		$(0.77)	$2.49		$(0.29)	$1.97	$1.61
Less distributions declared to shareholders
From net realized gain on investments	$—		$(2.74)	$(2.60)		$(0.16)	$(0.04)	$(0.10)
Net asset value, end of period	$5.85		$9.96	$13.47		$13.58	$14.03	$12.10
Total return (%) (r)(s)	(41.27	)(n)	(7.18)	19.67		(2.13)	16.27	15.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.13	1.12		1.12	1.09	1.10
Expenses after expense reductions (f)	1.05	(a)	1.05	1.05		1.05	1.05	1.05
Net investment income (loss)	1.10	(a)	(0.15)	(0.03)		(0.43)	(0.66)	(0.83)
Portfolio turnover	71		106	137		139	88	93
Net assets at end of period (000 Omitted)	$1,157		$2,069	$2,520		$3,769	$13,735	$12,665

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 1/31/09 (unaudited)		Years ended 7/31
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$9.06		$12.62	$12.99	$13.58	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.12)	$(0.15)	$(0.21)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.77)		(0.70)	2.38	(0.22)	1.27	(g)
Total from investment operations	$(3.77)		$(0.82)	$2.23	$(0.43)	$1.18
Less distributions declared to shareholders
From net realized gain on investments	$—		$(2.74)	$(2.60)	$(0.16)	$—
Net asset value, end of period	$5.29		$9.06	$12.62	$12.99	$13.58
Total return (%) (r)(s)	(41.61	)(n)	(8.18)	18.42	(3.24)	9.52	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.49	(a)	2.19	2.27	2.31	2.29	(a)
Expenses after expense reductions (f)	2.05	(a)	2.11	2.15	2.15	2.25	(a)
Net investment income (loss)	0.10	(a)	(1.21)	(1.11)	(1.53)	(1.77	)(a)
Portfolio turnover	71		106	137	139	88
Net assets at end of period (000 Omitted)	$826		$1,384	$1,386	$1,035	$55

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 1/31/09 (unaudited)		Years ended 7/31
Class R2			2008	2007	2006	2005	2004 (i)

Net asset value, beginning of period	$9.39		$12.92	$13.20	$13.73	$11.93	$11.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.07)	$(0.09)	$(0.15)	$(0.17)	$(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.91)		(0.72)	2.41	(0.22)	2.01	0.35
Total from investment operations	$(3.89)		$(0.79)	$2.32	$(0.37)	$1.84	$0.21
Less distributions declared to shareholders
From net realized gain on investments	$—		$(2.74)	$(2.60)	$(0.16)	$(0.04)	$(0.09)
Net asset value, end of period	$5.50		$9.39	$12.92	$13.20	$13.73	$11.93
Total return (%) (r)(s)	(41.43	)(n)	(7.71)	18.87	(2.77)	15.41	1.83	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	1.67	1.83	1.87	1.84	1.85	(a)
Expenses after expense reductions (f)	1.55	(a)	1.61	1.70	1.72	1.80	1.80	(a)
Net investment income (loss)	0.63	(a)	(0.67)	(0.66)	(1.10)	(1.34)	(1.60	)(a)
Portfolio turnover	71		106	137	139	88	93
Net assets at end of period (000 Omitted)	$2,924		$5,637	$3,265	$3,362	$3,115	$120

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 1/31/09 (unaudited)		Years ended 7/31
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$9.62		$13.15	$13.36	$13.86	$12.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.05)	$(0.06)	$(0.12)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.01)		(0.74)	2.45	(0.22)	1.26	(g)
Total from investment operations	$(3.98)		$(0.79)	$2.39	$(0.34)	$1.24
Less distributions declared to shareholders
From net realized gain on investments	$—		$(2.74)	$(2.60)	$(0.16)	$—
Net asset value, end of period	$5.64		$9.62	$13.15	$13.36	$13.86
Total return (%) (r)(s)	(41.37	)(n)	(7.56)	19.19	(2.52)	9.83	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.45	1.51	1.52	1.44	(a)
Expenses after expense reductions (f)	1.30	(a)	1.36	1.45	1.45	1.40	(a)
Net investment income (loss)	0.86	(a)	(0.45)	(0.45)	(0.81)	(0.90	)(a)
Portfolio turnover	71		106	137	139	88
Net assets at end of period (000 Omitted)	$1,383		$2,436	$2,151	$2,354	$1,105

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 1/31/09 (unaudited)		Years ended 7/31
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$9.75		$13.25	$13.41	$13.87	$12.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.02)	$(0.02)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.06)		(0.74)	2.46	(0.23)	1.28	(g)
Total from investment operations	$(4.02)		$(0.76)	$2.44	$(0.30)	$1.25
Less distributions declared to shareholders
From net realized gain on investments	$—		$(2.74)	$(2.60)	$(0.16)	$—
Net asset value, end of period	$5.73		$9.75	$13.25	$13.41	$13.87
Total return (%) (r)(s)	(41.23	)(n)	(7.24)	19.53	(2.23)	9.90	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.18	1.22	1.22	1.19	(a)
Expenses after expense reductions (f)	1.05	(a)	1.10	1.15	1.15	1.15	(a)
Net investment income (loss)	1.12	(a)	(0.19)	(0.11)	(0.52)	(0.62	)(a)
Portfolio turnover	71		106	137	139	88
Net assets at end of period (000 Omitted)	$35		$60	$64	$54	$55

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2), April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS New Endeavor Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange

23

Notes to Financial Statements (unaudited) – continued

are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s

24

Notes to Financial Statements (unaudited) – continued

net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$64,539,778	$—	$198,105	$64,737,883
Other Financial Instruments	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 7/31/08	$670,134	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(472,029)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 1/31/09	$198,105	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund

25

Notes to Financial Statements (unaudited) – continued

and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include purchased options.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments

26

Notes to Financial Statements (unaudited) – continued

and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

27

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each of the fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/08
Ordinary income (including any short-term capital gains) (a)	$18,444,677
Long-term capital gain (a)	18,543,918
$36,988,595

(a)	Included in the fund’s distributions is $1,968,521 in excess of investment company taxable income and $1,332,770 in excess of long term capital gains.

28

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/09
Cost of investments	$94,584,468
Gross appreciation	1,537,486
Gross depreciation	(31,384,071)
Net unrealized appreciation (depreciation)	$(29,846,585)

As of 7/31/08
Post-October capital loss deferral	$(1,993,533)
Other temporary differences	(16,860)
Net unrealized appreciation (depreciation)	(14,018,577)

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1.0 billion of average daily net assets	0.75%
Average daily net assets in excess of $1.0 billion	0.70%

The management fee incurred for the six months ended January 31, 2009, was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses do not exceed 0.30% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2009. For the six months ended January 31, 2009, this reduction amounted to $197,017 and is reflected as a reduction of total expenses in the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,228 for the six months ended January 31, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$94,735
Class B	0.75%	0.25%	1.00%	1.00%	84,515
Class C	0.75%	0.25%	1.00%	1.00%	58,037
Class R1	0.75%	0.25%	1.00%	1.00%	5,398
Class R2	0.25%	0.25%	0.50%	0.50%	10,364
Class R3	—	0.25%	0.25%	0.25%	2,151
Total Distribution and Service Fees					$255,200

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% Class A annual distribution fee was eliminated.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2009, were as follows:

Amount
Class A	$1
Class B	12,595
Class C	286

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net

30

Notes to Financial Statements (unaudited) – continued

assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2009, the fee was $66,067, which equated to 0.1450% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $109,482.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended January 31, 2009 was equivalent to an annual effective rate of 0.0267% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $604 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $220, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

31

Notes to Financial Statements (unaudited) – continued

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $65,179,390, and $72,732,667, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/09		Year ended 7/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,185,593	$9,522,951	1,832,013	$21,212,047
Class B	224,889	1,791,463	180,450	1,875,117
Class C	206,712	1,552,842	248,057	2,605,203
Class I	35,712	249,860	220,594	2,951,713
Class R (b)	—	—	119,906	1,475,328
Class R1	39,473	291,483	78,302	811,316
Former Class R2 (b)	—	—	39,339	461,634
Class R2	104,502	680,697	476,373	5,043,708
Class R3	72,820	552,513	158,356	1,792,496
Class R4	32	221	—	—
	1,869,733	$14,642,030	3,353,390	$38,228,562
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,892,340	$19,699,262
Class B	—	—	680,291	6,714,473
Class C	—	—	416,527	4,111,117
Class I	—	—	44,797	480,673
Class R (b)	—	—	47,121	484,404
Class R1	—	—	29,921	293,821
Former Class R2 (b)	—	—	23,442	233,480
Class R2	—	—	83,717	849,727
Class R3	—	—	51,195	531,919
Class R4	—	—	1,263	13,277
	—	$—	3,270,614	$33,412,153

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/09		Year ended 7/31/08
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,007,020)	$(14,545,533)	(5,544,231)	$(62,248,785)
Class B	(634,771)	(4,361,570)	(1,276,271)	(13,204,569)
Class C	(368,737)	(2,367,478)	(882,900)	(9,312,582)
Class I	(45,505)	(334,638)	(244,628)	(3,238,574)
Class R (b)	—	—	(736,852)	(8,875,098)
Class R1	(36,211)	(278,020)	(65,275)	(681,440)
Former Class R2 (b)	—	—	(127,117)	(1,219,719)
Class R2	(173,127)	(1,135,358)	(212,332)	(2,308,218)
Class R3	(80,831)	(658,360)	(119,948)	(1,276,979)
Class R4	(3)	(18)	—	—
	(3,346,205)	$(23,680,975)	(9,209,554)	$(102,365,964)
Net change
Class A	(821,427)	$(5,022,582)	(1,819,878)	$(21,337,491)
Class B	(409,882)	(2,570,107)	(415,530)	(4,614,979)
Class C	(162,025)	(814,636)	(218,316)	(2,596,262)
Class I	(9,793)	(84,778)	20,763	193,812
Class R (b)	—	—	(569,825)	(6,915,366)
Class R1	3,262	13,463	42,948	423,697
Former Class R2 (b)	—	—	(64,336)	(524,605)
Class R2	(68,625)	(454,661)	347,758	3,585,217
Class R3	(8,011)	(105,847)	89,603	1,047,436
Class R4	29	203	1,263	13,292
	(1,476,472)	$(9,038,945)	(2,585,550)	$(30,725,249)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended January 31, 2009, the fund’s commitment fee and interest expense were $340 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	1,775,958	(788,598)	987,360

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$204	$987,360

(8)	Subsequent Event

On February 25, 2009, the trustees of the fund approved the proposed Agreement and Plan of Reorganization, whereby MFS New Endeavor Fund would be reorganized into MFS Core Equity Fund. The Agreement and Plan of Reorganization provides for the transfer of the assets of the MFS New Endeavor Fund to the MFS Core Equity Fund and the assumption by the MFS Core Equity Fund of the liabilities of the MFS New Endeavor Fund in exchange solely for shares of beneficial interest in the MFS Core Equity Fund. Immediately following the transfer, the MFS Core Equity Fund shares received by the MFS New Endeavor Fund will be distributed to shareholders, pro rata, and the MFS New Endeavor Fund will be liquidated and terminated. The Agreement and Plan of Reorganization is subject to the approval of the shareholders of the MFS New Endeavor Fund. If approved by shareholders, it is expected that the reorganization will occur on or around July 24, 2009.

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

35

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Strategic Value Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

1/31/09

SVF-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

March 16, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Lockheed Martin Corp.	4.2%
MetLife, Inc.	2.9%
TOTAL S.A., ADR	2.8%
Philip Morris International, Inc.	2.8%
Chevron Corp.	2.6%
Wyeth	2.5%
Oracle Corp.	2.3%
Roche Holding AG	2.2%
3M Co.	2.1%
Nestle S.A.	2.1%

Equity sectors
Financial Services	17.1%
Utilities & Communications	15.5%
Health Care	14.4%
Energy	13.8%
Industrial Goods & Services	8.9%
Consumer Staples	8.4%
Technology	6.0%
Leisure	4.2%
Basic Materials	3.3%
Special Products & Services	2.6%
Retailing	2.5%
Autos & Housing	1.9%

Percentages are based on net assets as of 1/31/09.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

August 1, 2008 through January 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2008 through January 31, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/08	Ending Account Value 1/31/09	Expenses Paid During Period (p) 8/01/08-1/31/09
A	Actual	1.48%	$1,000.00	$605.81	$5.99
	Hypothetical (h)	1.48%	$1,000.00	$1,017.74	$7.53
B	Actual	2.13%	$1,000.00	$603.73	$8.61
	Hypothetical (h)	2.13%	$1,000.00	$1,014.47	$10.82
C	Actual	2.13%	$1,000.00	$603.96	$8.61
	Hypothetical (h)	2.13%	$1,000.00	$1,014.47	$10.82
I	Actual	1.13%	$1,000.00	$606.33	$4.58
	Hypothetical (h)	1.13%	$1,000.00	$1,019.51	$5.75
R1	Actual	2.12%	$1,000.00	$603.90	$8.57
	Hypothetical (h)	2.12%	$1,000.00	$1,014.52	$10.76
R2	Actual	1.63%	$1,000.00	$605.55	$6.60
	Hypothetical (h)	1.63%	$1,000.00	$1,016.99	$8.29
R3	Actual	1.38%	$1,000.00	$606.12	$5.59
	Hypothetical (h)	1.38%	$1,000.00	$1,018.25	$7.02
R4	Actual	1.12%	$1,000.00	$607.11	$4.54
	Hypothetical (h)	1.12%	$1,000.00	$1,019.56	$5.70

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period or will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.20%, 1.95%, 1.95%, 0.95%, 1.95%, 1.45%, 1.20% and 0.95% for A, B, C, I, R1, R2, R3 and R4 classes, respectively; the actual expenses paid during the period would have been approximately $4.86, $7.88, $7.88, $3.85, $7.88, $5.87, $4.86 and $3.85 for A, B, C, I, R1, R2, R3 and R4 classes, respectively; and the hypothetical expenses paid during the period would have been approximately $6.11, $9.91, $9.91, $4.84, $9.91, $7.37, $6.11 and $4.84 for A, B, C, I, R1, R2, R3 and R4 classes, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

1/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.6%
Issuer	Shares/Par	Value ($)

Aerospace - 4.8%
Lockheed Martin Corp.	95,940	$7,870,911
Northrop Grumman Corp.	26,020	1,252,082

		$9,122,993
Automotive - 0.6%
Johnson Controls, Inc.	91,960	$1,150,420

Biotechnology - 1.4%
Amgen, Inc. (a)	47,850	$2,624,573

Broadcasting - 2.8%
Omnicom Group, Inc.	103,730	$2,685,570
Walt Disney Co.	123,530	2,554,600

		$5,240,170
Brokerage & Asset Managers - 0.7%
Deutsche Boerse AG	27,250	$1,378,190

Business Services - 2.6%
Accenture Ltd.,	68,340	$2,156,810
MasterCard, Inc., “A”	7,300	991,194
Visa, Inc.,	35,830	1,768,211

		$4,916,215
Chemicals - 3.3%
3M Co.	74,580	$4,011,658
PPG Industries, Inc.	56,560	2,125,525

		$6,137,183
Computer Software - 2.6%
Oracle Corp. (a)	258,200	$4,345,506
VeriSign, Inc. (a)	30,060	580,459

		$4,925,965
Computer Software - Systems - 1.9%
Hewlett-Packard Co.	26,480	$920,180
International Business Machines Corp.	29,170	2,673,431

		$3,593,611

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 1.3%
Pulte Homes, Inc.	246,040	$2,497,306

Electrical Equipment - 3.4%
Danaher Corp.	35,890	$2,007,328
Rockwell Automation, Inc.	49,350	1,285,074
W.W. Grainger, Inc.	43,180	3,149,981

		$6,442,383
Electronics - 1.2%
Agilent Technologies, Inc. (a)	22,040	$398,483
Intel Corp.	147,830	1,907,007

		$2,305,490
Energy - Independent - 2.7%
Apache Corp.	36,350	$2,726,250
Devon Energy Corp.	36,980	2,277,968

		$5,004,218
Energy - Integrated - 8.3%
Chevron Corp.	68,790	$4,851,071
Hess Corp.	42,400	2,357,864
Marathon Oil Corp.	113,750	3,097,413
TOTAL S.A., ADR	107,400	5,346,372

		$15,652,720
Food & Beverages - 4.1%
Hain Celestial Group, Inc. (a)	33,280	$506,522
J.M. Smucker Co.	24,470	1,104,821
Kellogg Co.	21,220	927,102
Nestle S.A.	113,025	3,915,290
PepsiCo, Inc.	26,140	1,313,012

		$7,766,747
Gaming & Lodging - 0.4%
Royal Caribbean Cruises Ltd.	118,400	$768,416

General Merchandise - 1.5%
Macy’s, Inc.	305,630	$2,735,389

Insurance - 9.6%
ACE Ltd.	21,300	$929,958
Allied World Assurance Co. Holdings Ltd.	28,140	1,060,878
Allstate Corp.	93,630	2,028,962
Aspen Insurance Holdings Ltd.	149,750	3,309,475

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
MetLife, Inc.	189,740	$5,451,230
PartnerRe Ltd.	28,550	1,870,882
Travelers Cos., Inc.	90,320	3,489,965

		$18,141,350
Leisure & Toys - 1.0%
Hasbro, Inc.	80,010	$1,930,641

Machinery & Tools - 0.7%
Kennametal, Inc.	81,830	$1,312,553

Major Banks - 6.2%
Bank of America Corp.	218,638	$1,438,638
Bank of New York Mellon Corp.	105,080	2,704,759
Goldman Sachs Group, Inc.	33,530	2,706,877
JPMorgan Chase & Co.	115,370	2,943,089
State Street Corp.	80,830	1,880,914

		$11,674,277
Medical & Health Technology & Services - 1.7%
DaVita, Inc. (a)	39,230	$1,843,810
IMS Health, Inc.	95,160	1,381,723

		$3,225,533
Medical Equipment - 4.4%
Covidien Ltd.	41,980	$1,609,513
DENTSPLY International, Inc.	25,220	678,670
Medtronic, Inc.	43,480	1,456,145
Waters Corp. (a)	76,810	2,778,218
Zimmer Holdings, Inc. (a)	49,910	1,816,724

		$8,339,270
Natural Gas - Pipeline - 1.1%
Williams Cos., Inc.	142,290	$2,013,404

Oil Services - 2.8%
Exterran Holdings, Inc. (a)	67,410	$1,493,806
Halliburton Co.	36,740	633,765
Noble Corp.	113,540	3,082,611

		$5,210,182
Personal Computers & Peripherals - 0.3%
NetApp, Inc. (a)	40,930	$606,992

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 6.9%
Allergan, Inc.	15,590	$594,291
Merck & Co., Inc.	102,380	2,922,949
Merck KGaA	7,360	624,511
Roche Holding AG	28,800	4,057,177
Wyeth	110,670	4,755,490

		$12,954,418
Real Estate - 0.6%
Equity Residential, REIT	48,680	$1,164,912

Specialty Stores - 1.0%
Nordstrom, Inc.	53,290	$676,250
Staples, Inc.	73,990	1,179,401

		$1,855,651
Telecommunications - Wireless - 1.1%
America Movil S.A.B. de C.V., “L”, ADR	34,980	$997,280
Rogers Communications, Inc., “B”	34,910	983,066

		$1,980,346
Telephone Services - 4.0%
AT&T, Inc.	151,850	$3,738,547
Embarq Corp.	82,380	2,942,614
Verizon Communications, Inc.	29,495	881,016

		$7,562,177
Tobacco - 4.3%
Lorillard, Inc.	47,110	$2,801,161
Philip Morris International, Inc.	141,562	5,259,028

		$8,060,189
Utilities - Electric Power - 9.3%
Allegheny Energy, Inc.	46,280	$1,538,347
American Electric Power Co., Inc.	96,270	3,018,065
CMS Energy Corp.	255,940	3,007,295
DPL, Inc.	98,690	2,126,770
NRG Energy, Inc. (a)	147,530	3,446,301
PG&E Corp.	71,450	2,762,972
Public Service Enterprise Group, Inc.	54,490	1,720,249

		$17,619,999
Total Common Stocks (Identified Cost, $243,433,006)		$185,913,883

8

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 1.4%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.44%, at Cost and Net Asset Value	2,696,556	$2,696,556
Total Investments (Identified Cost, $246,129,562)		$188,610,439

Other Assets, Less Liabilities - 0.0%		8,876
Net Assets - 100.0%		$188,619,315

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $243,433,006)	$185,913,883
Underlying funds, at cost and value	2,696,556
Total investments, at value (identified cost, $246,129,562)		$188,610,439
Receivable for investments sold	673,703
Receivable for fund shares sold	54,912
Interest and dividends receivable	206,473
Receivable from investment adviser	59,228
Other assets	4,473
Total assets		$189,609,228
Liabilities
Payable for investments purchased	$508
Payable for fund shares reacquired	419,821
Payable to affiliates
Management fee	10,435
Shareholder servicing costs	345,693
Distribution and service fees	9,558
Administrative services fee	378
Payable for independent trustees’ compensation	2,653
Accrued expenses and other liabilities	200,867
Total liabilities		$989,913
Net assets		$188,619,315
Net assets consist of
Paid-in capital	$394,376,897
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(57,523,516)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(148,360,646)
Undistributed net investment income	126,580
Net assets		$188,619,315
Shares of beneficial interest outstanding		29,434,017

10

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$109,089,333
Shares outstanding	16,813,266
Net asset value per share		$6.49
Offering price per share (100/94.25 × net asset value per share)		$6.89
Class B shares
Net assets	$48,711,017
Shares outstanding	7,743,235
Net asset value and offering price per share		$6.29
Class C shares
Net assets	$22,660,881
Shares outstanding	3,602,623
Net asset value and offering price per share		$6.29
Class I shares
Net assets	$2,440,417
Shares outstanding	375,898
Net asset value, offering price, and redemption price per share		$6.49
Class R1 shares
Net assets	$686,072
Shares outstanding	111,223
Net asset value, offering price, and redemption price per share		$6.17
Class R2 shares
Net assets	$3,215,444
Shares outstanding	505,648
Net asset value, offering price, and redemption price per share		$6.36
Class R3 shares
Net assets	$1,786,167
Shares outstanding	277,473
Net asset value, offering price, and redemption price per share		$6.44
Class R4 shares
Net assets	$29,984
Shares outstanding	4,651
Net asset value, offering price, and redemption price per share		$6.45

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$3,132,383
Dividends from underlying funds	505
Interest	25,707
Foreign taxes withheld	(25,338)
Total investment income		$3,133,257
Expenses
Management fee	$997,814
Distribution and service fees	796,527
Shareholder servicing costs	515,085
Administrative services fee	27,860
Independent trustees’ compensation	9,730
Custodian fee	52,636
Shareholder communications	49,431
Auditing fees	23,383
Legal fees	5,548
Miscellaneous	76,461
Total expenses		$2,554,475
Fees paid indirectly	(61)
Reduction of expenses by investment adviser	(257,160)
Net expenses		$2,297,254
Net investment income		$836,003
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investments transactions:
Non-affiliated issuers	$(117,367,431)
Foreign currency transactions	(116)
Net realized gain (loss) on investments and foreign currency transactions		$(117,367,547)
Change in unrealized appreciation (depreciation)
Investments	$(20,174,953)
Translation of assets and liabilities in foreign currencies	(2,896)
Net unrealized gain (loss) on investments and foreign currency translation		$(20,177,849)
Net realized and unrealized gain (loss) on investments and foreign currency		$(137,545,396)
Change in net assets from operations		$(136,709,393)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 1/31/09	Year ended 7/31/08
Change in net assets	(unaudited)
From operations
Net investment income	$836,003	$1,555,428
Net realized gain (loss) on investments and foreign currency transactions	(117,367,547)	5,648,531
Net unrealized gain (loss) on investments and foreign currency translation	(20,177,849)	(127,059,651)
Change in net assets from operations	$(136,709,393)	$(119,855,692)
Distributions declared to shareholders
From net investment income
Class A	$(1,533,678)	$(1,524,972)
Class B	(60,133)	—
Class C	(61,619)	—
Class I	(53,834)	(63,282)
Class R1	(3,983)	(4,214)
Former Class R2 (b)	—	(2,063)
Class R2	(38,219)	(19,864)
Class R3	(33,875)	(21,766)
Class R4	(612)	(438)
From net realized gain on investments
Class A	—	(56,750,949)
Class B	—	(27,470,885)
Class C	—	(11,365,976)
Class I	—	(1,178,221)
Class R (b)	—	(374,464)
Class R1	—	(253,400)
Former Class R2 (b)	—	(99,683)
Class R2	—	(966,505)
Class R3	—	(667,005)
Class R4	—	(9,288)
Total distributions declared to shareholders	$(1,785,953)	$(100,772,975)
Change in net assets from fund share transactions	$(40,419,432)	$(159,284,661)
Total change in net assets	$(178,914,778)	$(379,913,328)
Net assets
At beginning of period	367,534,093	747,447,421
At end of period (including undistributed net investment income of $126,580 and $1,076,530, respectively)	$188,619,315	$367,534,093

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/09		Years ended 7/31
Class A			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$10.85		$16.15	$14.23	$16.33	$14.61	$12.80
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.07	$0.19	$0.08	$0.13	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(4.31)		(2.86)	2.33	(0.27)	2.25	1.77
Total from investment operations	$(4.27)		$(2.79)	$2.52	$(0.19)	$2.38	$1.82
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.07)	$(0.22)	$(0.05)	$(0.12)	$(0.01)
From net realized gain on investments	—		(2.44)	(0.38)	(1.86)	(0.54)	—
Total distributions declared to shareholders	$(0.09)		$(2.51)	$(0.60)	$(1.91)	$(0.66)	$(0.01)
Net asset value, end of period	$6.49		$10.85	$16.15	$14.23	$16.33	$14.61
Total return (%) (r)(s)(t)	(39.42	)(n)	(19.73)	17.90	(1.16)	16.41	14.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.41	1.35	1.39	1.38	1.34
Expenses after expense reductions (f)	1.48	(a)	1.31	1.25	1.29	1.28	1.29
Net investment income	0.88	(a)	0.53	1.22	0.51	0.86	0.33
Portfolio turnover	42		115	48	46	60	63
Net assets at end of period (000 Omitted)	$109,089		$210,328	$427,966	$566,310	$838,660	$689,399

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 1/31/09		Years ended 7/31
Class B			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$10.43		$15.66	$13.80	$15.94	$14.30	$12.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.02)	$0.09	$(0.02)	$0.04	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.14)		(2.77)	2.27	(0.26)	2.17	1.74
Total from investment operations	$(4.13)		$(2.79)	$2.36	$(0.28)	$2.21	$1.70
Less distributions declared to shareholders
From net investment income	$(0.01)		$—	$(0.12)	$—	$(0.03)	$—
From net realized gain on investments	—		(2.44)	(0.38)	(1.86)	(0.54)	—
Total distributions declared to shareholders	$(0.01)		$(2.44)	$(0.50)	$(1.86)	$(0.57)	$—
Net asset value, end of period	$6.29		$10.43	$15.66	$13.80	$15.94	$14.30
Total return (%) (r)(s)(t)	(39.63	)(n)	(20.31)	17.20	(1.79)	15.57	13.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.32	(a)	2.06	2.00	2.04	2.03	2.00
Expenses after expense reductions (f)	2.13	(a)	1.96	1.90	1.94	1.93	1.95
Net investment income (loss)	0.22	(a)	(0.12)	0.61	(0.15)	0.24	(0.32)
Portfolio turnover	42		115	48	46	60	63
Net assets at end of period (000 Omitted)	$48,711		$99,243	$204,071	$262,252	$406,076	$406,468

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 1/31/09		Years ended 7/31
Class C			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$10.44		$15.67	$13.80	$15.95	$14.29	$12.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.02)	$0.09	$(0.02)	$0.03	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.14)		(2.77)	2.27	(0.27)	2.19	1.74
Total from investment operations	$(4.13)		$(2.79)	$2.36	$(0.29)	$2.22	$1.70
Less distributions declared to shareholders
From net investment income	$(0.02)		$—	$(0.11)	$—	$(0.02)	$—
From net realized gain on investments	—		(2.44)	(0.38)	(1.86)	(0.54)	—
Total distributions declared to shareholders	$(0.02)		$(2.44)	$(0.49)	$(1.86)	$(0.56)	$—
Net asset value, end of period	$6.29		$10.44	$15.67	$13.80	$15.95	$14.29
Total return (%) (r)(s)(t)	(39.60	)(n)	(20.30)	17.22	(1.86)	15.64	13.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.32	(a)	2.06	2.00	2.04	2.03	2.00
Expenses after expense reductions (f)	2.13	(a)	1.96	1.90	1.94	1.93	1.95
Net investment income (loss)	0.22	(a)	(0.12)	0.59	(0.15)	0.23	(0.32)
Portfolio turnover	42		115	48	46	60	63
Net assets at end of period (000 Omitted)	$22,661		$42,649	$85,417	$103,520	$176,356	$159,017

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 1/31/09		Years ended 7/31
Class I			2008	2007	2006	2005	2004
	(unaudited)
Net asset value, beginning of period	$10.91		$16.24	$14.32	$16.43	$14.69	$12.85
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.12	$0.25	$0.13	$0.20	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(4.34)		(2.88)	2.34	(0.28)	2.24	1.79
Total from investment operations	$(4.29)		$(2.76)	$2.59	$(0.15)	$2.44	$1.88
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.13)	$(0.29)	$(0.10)	$(0.16)	$(0.04)
From net realized gain on investments	—		(2.44)	(0.38)	(1.86)	(0.54)	—
Total distributions declared to shareholders	$(0.13)		$(2.57)	$(0.67)	$(1.96)	$(0.70)	$(0.04)
Net asset value, end of period	$6.49		$10.91	$16.24	$14.32	$16.43	$14.69
Total return (%) (r)(s)	(39.37	)(n)	(19.43)	18.31	(0.85)	16.81	14.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.06	1.00	1.04	1.03	1.00
Expenses after expense reductions (f)	1.13	(a)	0.96	0.90	0.94	0.93	0.95
Net investment income	1.23	(a)	0.89	1.71	0.84	1.31	0.63
Portfolio turnover	42		115	48	46	60	63
Net assets at end of period (000 Omitted)	$2,440		$4,475	$10,605	$56,874	$83,422	$43,766

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 1/31/09		Years ended 7/31
Class R1			2008	2007	2006	2005 (i)
	(unaudited)
Net asset value, beginning of period	$10.27		$15.50	$13.73	$15.93	$15.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.03)	$0.07	$(0.03)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.08)		(2.72)	2.26	(0.27)	0.68	(g)
Total from investment operations	$(4.07)		$(2.75)	$2.33	$(0.30)	$0.67
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.04)	$(0.18)	$(0.04)	$—
From net realized gain on investments	—		(2.44)	(0.38)	(1.86)	—
Total distributions declared to shareholders	$(0.03)		$(2.48)	$(0.56)	$(1.90)	$—
Net asset value, end of period	$6.17		$10.27	$15.50	$13.73	$15.93
Total return (%) (r)(s)	(39.61	)(n)	(20.30)	17.09	(1.93)	4.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.32	(a)	2.12	2.16	2.24	2.23	(a)
Expenses after expense reductions (f)	2.12	(a)	2.02	2.00	2.05	2.13	(a)
Net investment income (loss)	0.22	(a)	(0.20)	0.42	(0.22)	(0.17	)(a)
Portfolio turnover	42		115	48	46	60
Net assets at end of period (000 Omitted)	$686		$1,197	$588	$300	$84

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 1/31/09		Years ended 7/31
Class R2			2008	2007	2006	2005	2004 (i)
	(unaudited)
Net asset value, beginning of period	$10.62		$15.89	$14.03	$16.16	$14.53	$13.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.04	$0.14	$0.03	$0.04	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(4.21)		(2.82)	2.31	(0.27)	2.26	1.36
Total from investment operations	$(4.18)		$(2.78)	$2.45	$(0.24)	$2.30	$1.34
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.05)	$(0.21)	$(0.03)	$(0.13)	$(0.03)
From net realized gain on investments	—		(2.44)	(0.38)	(1.86)	(0.54)	—
Total distributions declared to shareholders	$(0.08)		$(2.49)	$(0.59)	$(1.89)	$(0.67)	$(0.03)
Net asset value, end of period	$6.36		$10.62	$15.89	$14.03	$16.16	$14.53
Total return (%) (r)(s)	(39.45	)(n)	(19.97)	17.63	(1.52)	15.95	10.14	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.62	1.71	1.79	1.81	1.78	(a)
Expenses after expense reductions (f)	1.63	(a)	1.52	1.55	1.61	1.71	1.73	(a)
Net investment income (loss)	0.71	(a)	0.32	0.91	0.20	0.23	(0.18	)(a)
Portfolio turnover	42		115	48	46	60	63
Net assets at end of period (000 Omitted)	$3,215		$6,068	$4,533	$3,468	$2,580	$362

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 1/31/09		Years ended 7/31
Class R3			2008	2007	2006	2005 (i)
	(unaudited)
Net asset value, beginning of period	$10.79		$16.09	$14.20	$16.32	$15.59
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.07	$0.19	$0.08	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(4.28)		(2.85)	2.33	(0.28)	0.69	(g)
Total from investment operations	$(4.24)		$(2.78)	$2.52	$(0.20)	$0.73
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.08)	$(0.25)	$(0.06)	$—
From net realized gain on investments	—		(2.44)	(0.38)	(1.86)	—
Total distributions declared to shareholders	$(0.11)		$(2.52)	$(0.63)	$(1.92)	$—
Net asset value, end of period	$6.44		$10.79	$16.09	$14.20	$16.32
Total return (%) (r)(s)	(39.39	)(n)	(19.72)	17.90	(1.20)	4.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.37	1.40	1.44	1.42	(a)
Expenses after expense reductions (f)	1.38	(a)	1.27	1.30	1.34	1.32	(a)
Net investment income	0.99	(a)	0.55	1.18	0.59	0.68	(a)
Portfolio turnover	42		115	48	46	60
Net assets at end of period (000 Omitted)	$1,786		$3,525	$3,976	$2,336	$52

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 1/31/09		Years ended 7/31
Class R4			2008	2007	2006	2005 (i)
	(unaudited)
Net asset value, beginning of period	$10.83		$16.14	$14.23	$16.34	$15.59
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.11	$0.23	$0.12	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(4.30)		(2.86)	2.34	(0.28)	0.70	(g)
Total from investment operations	$(4.25)		$(2.75)	$2.57	$(0.16)	$0.75
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.12)	$(0.28)	$(0.09)	$—
From net realized gain on investments	—		(2.44)	(0.38)	(1.86)	—
Total distributions declared to shareholders	$(0.13)		$(2.56)	$(0.66)	$(1.95)	$—
Net asset value, end of period	$6.45		$10.83	$16.14	$14.23	$16.34
Total return (%) (r)(s)	(39.29	)(n)	(19.52)	18.24	(0.93)	4.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.10	1.10	1.14	1.13	(a)
Expenses after expense reductions (f)	1.12	(a)	1.00	1.00	1.04	1.03	(a)
Net investment income	1.22	(a)	0.84	1.44	0.77	0.98	(a)
Portfolio turnover	42		115	48	46	60
Net assets at end of period (000 Omitted)	$30		$49	$61	$52	$52

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2), and April 1, 2005 (Classes R1, R3 and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Strategic Value Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported

22

Notes to Financial Statements (unaudited) – continued

that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on

23

Notes to Financial Statements (unaudited) – continued

third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$188,610,439	$—	$—	$188,610,439
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency

24

Notes to Financial Statements (unaudited) – continued

exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. Each of the fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

25

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/08
Ordinary income (including any short-term capital gains)	$26,546,034
Long-term capital gain	74,226,941
Total distributions	$100,772,975

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/09
Cost of investments	$250,498,974
Gross appreciation	7,294,049
Gross depreciation	(69,182,584)
Net unrealized appreciation (depreciation)	$(61,888,535)

As of 7/31/08
Undistributed ordinary income	$1,076,530
Post-October capital loss deferral	(26,556,831)
Other temporary differences	(68,353)
Net unrealized appreciation (depreciation)	(41,713,582)

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and services fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class.

26

Notes to Financial Statements (unaudited) – continued

Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.65% annually of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended January 31, 2009, this management fee reduction amounted to $133,400 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2009 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets. Effective March 1, 2009, MFS has agreed in writing to reduce the fund’s management fee to 0.65% annually of the fund’s average daily net assets. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2009.

Effective December 1, 2008, the investment adviser agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.30%	1.95%	1.95%	0.95%	1.95%	1.45%	1.20%	0.95%

This written agreement will continue until February 28, 2009. For the six months ended January 31, 2009 this reduction amounted to $123,123 and is reflected as a reduction of total expenses in the Statement of Operations.

Effective March 1, 2009, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class:

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.20%	1.95%	1.95%	0.95%	1.95%	1.45%	1.20%	0.95%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2009.

27

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,323 for the six months ended January 31, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$268,243
Class B	0.75%	0.25%	1.00%	1.00%	350,125
Class C	0.75%	0.25%	1.00%	1.00%	159,122
Class R1	0.75%	0.25%	1.00%	1.00%	4,577
Class R2	0.25%	0.25%	0.50%	0.50%	11,144
Class R3	—	0.25%	0.25%	0.25%	3,316
Total Distribution and Service Fees					$796,527

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% Class A annual distribution fee was eliminated.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2009, were as follows:

Amount
Class A	$4
Class B	38,740
Class C	3,388

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services

28

Notes to Financial Statements (unaudited) – continued

as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2009, the fee was $174,366, which equated to 0.1309% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $340,719.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended January 31, 2009 was equivalent to an annual effective rate of 0.0209% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,782 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $637, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

29

Notes to Financial Statements (unaudited) – continued

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $111,725,441 and $152,495,245, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/09		Year ended 7/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,772,935	$15,004,063	4,385,939	$59,594,897
Class B	219,608	1,711,365	411,620	5,316,966
Class C	354,239	3,228,979	331,788	4,251,158
Class I	17,000	140,094	409,181	6,361,448
Class R (b)	—	—	89,478	1,317,278
Class R1	14,851	115,387	109,374	1,569,530
Former Class R2 (b)	—	—	38,567	535,701
Class R2	55,807	442,304	516,174	6,662,039
Class R3	26,954	223,501	171,146	2,322,242
	2,461,394	$20,865,693	6,463,267	$87,931,259
Shares issued to shareholders in reinvestment of distributions
Class A	203,882	$1,419,020	4,222,274	$54,340,667
Class B	8,287	56,018	2,031,708	25,254,130
Class C	7,909	53,466	784,823	9,763,196
Class I	7,606	52,940	70,120	905,242
Class R (b)	—	—	23,058	296,069
Class R1	601	3,983	21,047	257,614
Former Class R2 (b)	—	—	8,212	101,746
Class R2	5,296	36,171	78,159	986,369
Class R3	4,903	33,875	53,852	688,771
Class R4	89	612	758	9,726
	238,573	$1,656,085	7,294,011	$92,603,530

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/09		Year ended 7/31/08
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,550,899)	$(37,992,989)	(15,714,323)	$(204,860,115)
Class B	(1,998,644)	(16,139,149)	(5,964,583)	(74,879,643)
Class C	(843,242)	(6,567,722)	(2,483,428)	(31,644,689)
Class I	(59,105)	(453,381)	(721,840)	(10,770,226)
Class R (b)	—	—	(722,004)	(10,581,746)
Class R1	(20,740)	(160,331)	(51,816)	(663,341)
Former Class R2 (b)	—	—	(74,865)	(873,962)
Class R2	(126,610)	(1,007,677)	(308,522)	(3,669,313)
Class R3	(81,184)	(619,961)	(145,381)	(1,876,415)
	(7,680,424)	$(62,941,210)	(26,186,762)	$(339,819,450)
Net change
Class A	(2,574,082)	$(21,569,906)	(7,106,110)	$(90,924,551)
Class B	(1,770,749)	(14,371,766)	(3,521,255)	(44,308,547)
Class C	(481,094)	(3,285,277)	(1,366,817)	(17,630,335)
Class I	(34,499)	(260,347)	(242,539)	(3,503,536)
Class R (b)	—	—	(609,468)	(8,968,399)
Class R1	(5,288)	(40,961)	78,605	1,163,803
Former Class R2 (b)	—	—	(28,086)	(236,515)
Class R2	(65,507)	(529,202)	285,811	3,979,095
Class R3	(49,327)	(362,585)	79,617	1,134,598
Class R4	89	612	758	9,726
	(4,980,457)	$(40,419,432)	(12,429,484)	$(159,284,661)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended January 31, 2009, the fund’s commitment fee and interest expense were $1,055 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

31

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	4,823,417	(2,126,861)	2,696,556

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$505	$2,696,556

(8)	Subsequent Event

On February 25, 2009, the trustees of the fund approved the proposed Agreement and Plan of Reorganization, whereby MFS Strategic Value Fund would be reorganized into MFS Value Fund. The Agreement and Plan of Reorganization provides for the transfer of the assets of the MFS Strategic Value Fund to the MFS Value Fund and the assumption by the MFS Value Fund of the liabilities of the MFS Strategic Value Fund in exchange solely for shares of beneficial interest in the MFS Value Fund. Immediately following the transfer, the MFS Value Fund shares received by the MFS Strategic Value Fund will be distributed to shareholders, pro rata, and the MFS Strategic Value Fund will be liquidated and terminated. The Agreement and Plan of Reorganization is subject to the approval of the shareholders of the MFS Strategic Value Fund. If approved by shareholders, it is expected that the reorganization will occur on or around July 24, 2009.

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

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CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2009

*	Print name and title of each signing officer under his or her signature.